Derivative financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement, excluding gains and losses on realized physical derivative contracts reflected in sales and purchases	$ 11,206	$ 9,726	$ 19,786
Derivatives held for trading | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	514	(193)
Futures, Options, Swaps, and Forward Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement	$ 1,187	$ (404)	$ 632
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	(686,000,000)	(209,000,000)
Highly probable forecast sales | Cash flow hedges | Within one year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	420	209
Highly probable forecast sales | Cash flow hedges | 1-2 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	266	0
Highly probable forecast capital expenditure | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 87	$ 95
Highly probable forecast capital expenditure | Cash flow hedges | Within one year | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	67	95
Highly probable forecast capital expenditure | Cash flow hedges | 1-2 years | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 20	$ 0